Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on balance sheets - Rice Acquisition Corp. [Member] - USD ($)	Dec. 31, 2020	Oct. 26, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 239,306,203	$ 240,445,800
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	401,845	1,256,827
Deferred legal fees	187,500	187,500
Deferred underwriting commissions	7,610,750	7,610,750
Warrant liabilities
Total liabilities	8,200,095	9,055,077
Stockholders’ equity
Preferred stock – $0.0001 par value
Additional paid-in-capital		15,560,408
Accumulated deficit		(131,265)
Total Rice Acquisition Corp equity	15,152,593	15,429,974
Non-controlling interest in subsidiary	(11,485)	(4,251)
Total stockholders’ equity	15,141,108	15,425,723
Total liabilities and stockholders’ equity	239,306,203	240,445,800
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities
Deferred legal fees
Deferred underwriting commissions
Warrant liabilities	42,588,487	22,860,020
Total liabilities	42,588,487	22,860,020
Stockholders’ equity
Preferred stock – $0.0001 par value
Additional paid-in-capital		(7,890,816)
Accumulated deficit		(2,441,138)
Total Rice Acquisition Corp equity	(41,735,825)	(10,331,830)
Non-controlling interest in subsidiary	(852,675)	(93,886)
Total stockholders’ equity		(10,425,716)
Total liabilities and stockholders’ equity
As Restated [Member]
Balance Sheet
Total assets	239,306,203	240,445,800
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	401,845	1,256,827
Deferred legal fees	187,500	187,500
Deferred underwriting commissions	7,610,750	7,610,750
Warrant liabilities	42,588,500	22,860,020
Total liabilities	50,788,595	31,915,097
Stockholders’ equity
Preferred stock – $0.0001 par value
Additional paid-in-capital		7,669,592
Accumulated deficit		(2,572,403)
Total Rice Acquisition Corp equity	5.864161	5,098,144
Non-controlling interest in subsidiary	(864,160)	(98,137)
Total stockholders’ equity	5,000,001	5,000,007
Total liabilities and stockholders’ equity	239,306,203	240,445,800
Class A Common Stock [Member] | As Previously Reported [Member]
Liabilities, redeemable non-controlling interest and stockholders’ equity
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	215,965,000
Stockholders’ equity
Class A common stock – $0.0001 par value	213	213
Class A Common Stock [Member] | Restatement Adjustment [Member]
Liabilities, redeemable non-controlling interest and stockholders’ equity
Class A common stock, $0.0001 par value; shares subject to possible redemption	(32,447,380)	(12,434,304)
Stockholders’ equity
Class A common stock – $0.0001 par value	325	124
Class A Common Stock [Member] | As Restated [Member]
Liabilities, redeemable non-controlling interest and stockholders’ equity
Class A common stock, $0.0001 par value; shares subject to possible redemption	183,517,620	203,530,696
Stockholders’ equity
Class A common stock – $0.0001 par value	538	441
Class B Common Stock [Member] | As Previously Reported [Member]
Stockholders’ equity
Class B common stock – $0.0001 par value	593	618
Additional paid-in-capital	15,463,913
Accumulated deficit	(312,126)
Class B Common Stock [Member] | Restatement Adjustment [Member]
Stockholders’ equity
Class B common stock – $0.0001 par value
Additional paid-in-capital	12,028,186
Accumulated deficit	(21,316,943)
Class B Common Stock [Member] | As Restated [Member]
Stockholders’ equity
Class B common stock – $0.0001 par value	593	$ 337
Additional paid-in-capital	27,492,099
Accumulated deficit	$ (21,629,069)